Shareholder Report	6 Months Ended
Jul. 31, 2024 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
C000248999 [Member]
Shareholder Report [Line Items]
Fund Name	StockSnips AI-Powered Sentiment US All Cap ETF
Class Name	StockSnips AI-Powered Sentiment US All Cap ETF
Trading Symbol	NEWZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]
This semi-annual shareholder report contains important information about the StockSnips AI-Powered Sentiment US All Cap ETF (the “Fund”) for the period of April 11, 2024 to July 31, 2024 (the “Period”).

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information Phone Number	(215) 882-9983
Additional Information Website	www.stocksnipsetfs.ai
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$20	0.65%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.65%
Net Assets	$ 12,613,026
Holdings Count | holding	31
Advisory Fees Paid, Amount	$ 22,866
Investment Company, Portfolio Turnover	106.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$12,613,026	Advisory Fees	$22,866
# of Portfolio Holdings	31	Fees Waived and/or Expenses Reimbursed	(3,049)
Portfolio Turnover Rate*	106%	Net Advisory Fees Paid	$19,817
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	30.4%
Financials	20.6%
Health Care	16.8%
Industrials	16.5%
Consumer Discretionary	12.5%
Consumer Staples	3.0%
Cash & Cash Equivalents	0.2%

TOP 10 HOLDINGS (as a % of Net Assets)
Badger Meter, Inc.	4.1%
NetApp, Inc.	3.8%
Manhattan Associates, Inc.	3.7%
Brown & Brown, Inc.	3.7%
KKR & Co., Inc.	3.7%
Universal Health Services, Inc. - Class B	3.6%
TJX Cos., Inc.	3.6%
Trane Technologies PLC	3.6%
NMI Holdings, Inc.	3.6%
ServiceNow, Inc.	3.6%